Significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2019
Significant accounting policies
Basis of preparation of financial results

Basis of preparation of financial results

The consolidated financial statements are prepared using the historic cost convention except that, certain items, including derivative instruments, liabilities for cash-settled share-based payment schemes, financial assets at fair value through profit or loss and financial assets designated at fair value through other comprehensive income, are stated at fair value. The consolidated financial results are presented in rand, which is Sasol Limited’s functional and presentation currency, rounded to the nearest million.

The consolidated financial statements are prepared on the going concern basis.

The comparative figures are reclassified or restated as necessary to afford a proper and more meaningful comparison of results as set out in the affected notes to the financial statements.

Certain additional disclosure has been provided in respect of the current year, as described on page 163 “Pro-forma financial information”. To the extent practicable, comparative information has also been provided.

Accounting policies

The accounting policies applied in the preparation of these consolidated financial statements are in terms of IFRS and are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2018, except for the adoption of IFRS 9 ‘Financial Instruments’, IFRS 15 ‘Revenue from Contracts with Customers’ and an amendment to IAS 23 ‘Borrowing Costs’ with effect from 1 July 2018. Both IFRS 9 and IFRS 15 were adopted using the modified transition approach, where the comparative financial information is not restated as permitted by the standard. The amendment to IAS 23 is applied prospectively. These accounting policies are consistently applied throughout the group.

Turnover

IFRS 15 applicable in 2019:

Revenue from contracts with customers is recognised when the control of goods or services has transferred to the customer through the satisfaction of a performance obligation. Group performance obligations are satisfied at a point in time and over time, however the group mainly satisfies its performance obligations at a point in time.

Revenue recognised reflects the consideration that the group expects to be entitled to for each distinct performance obligation after deducting indirect taxes, rebates and trade discounts and consists primarily of the sale of oil, natural gas and chemical products, services rendered, license fees and royalties. The group allocates revenue based on stand-alone selling price.

The group enters into exchange agreements with the same counterparties for the purchase and sale of inventory that are entered into in contemplation of one another. When the items exchanged are similar in nature, these transactions are combined and accounted for as a single exchange transaction. The exchange is recognised at the carrying amount of the inventory transferred.

Revenue from arrangements that are not considered contracts with customers, mainly pertaining to franchise rentals, use of fuel tanks and fuel storage, is presented as revenue from other contracts.

The period between the transfer of the goods and services to the customer and the payment by the customer does not exceed 12 months and the group does not adjust for time value of money.

For further information on revenue recognition, refer to Segment information on pages 12 to 13.

IAS 18 applicable to prior periods:

Revenue is recognised when the following criteria are met:

•	evidence of an arrangement exists;

•	delivery has occurred or services have been rendered and the significant risks and rewards of ownership have been transferred to the purchaser;

•	transaction costs can be reliably measured;

•	the selling price is fixed or determinable; and

•	collectability is reasonably assured.

The timing of revenue recognition is as follows. Revenue from:

•

the sale of products is recognised when the group has substantially transferred all the risks and rewards of ownership and no longer retains continuing managerial involvement associated with ownership or effective control;

•	services rendered is based on the stage of completion of the transaction, based on the proportion that costs incurred to date bear to the total cost of the project; and

•	licence fees and royalties are recognised on an accrual basis.

The group enters into exchange agreements with the same counterparties for the purchase and sale of inventory that are entered into in contemplation of one another. When the items exchanged are similar in nature, these transactions are combined and accounted for as a single exchange transaction. The exchange is recognised at the carrying amount of the inventory transferred.

Employee-related expenditure

Remuneration of employees is charged to the income statement, except where it is capitalised to projects in line with the accounting policy for assets under construction.

Short-term employee benefits

Short-term employee benefits includes salaries, wages and costs of temporary employees, paid vacation leave, sick leave and incentive bonuses.

Long-term employee benefits

Long-term employee benefits are those benefits that are expected to be wholly settled more than 12 months after the end of the annual reporting period, in which the services have been rendered and are discounted to their present value.

Post-retirement benefits

Further information on these benefits is provided in Note 33, and include defined benefit contribution plans, as well as defined benefit plans.

Remeasurement items affecting operating profit

Remeasurement items are items of income and expense recognised in the income statement that are less closely aligned to the operating or trading activities of the reporting entity and includes the impairment of non-current assets, profit or loss on disposal of non-current assets including businesses and equity accounted investments, and scrapping of assets. The group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, to determine whether there is any indication of impairment. An impairment test is performed on all goodwill, intangible assets not yet in use and intangible assets with indefinite useful lives at each reporting date.

The recoverable amount of an asset is defined as the amount that reflects the greater of the fair value less costs of disposal and value-in-use that can be attributed to an asset as a result of its ongoing use by the entity. Value-in-use is estimated using a discounted cash flow model. The future cash flows are adjusted for risks specific to the asset and is adjusted where applicable to take into account any specific risks relating to the country where the asset or cash-generating unit is located. The rate applied in each country is reassessed each year. The recoverable amount may be adjusted to take into account recent market transactions for a similar asset.

Some assets are an integral part of the value chain but are not capable of generating independent cash flows because there is no active market for the product streams produced from these assets, or the market does not have the ability to absorb the product streams produced from these assets or it is not practically possible to access the market due to infrastructure constraints that would be costly to construct. Product streams produced by these assets form an input into another process and accordingly do not have an active market. These assets are classified as corporate assets in terms of IAS 36 when their output supports the production of multiple product streams that are ultimately sold into an active market.

The group’s corporate assets are allocated to the relevant cash generating unit based on a cost or volume contribution metric. Costs incurred by the corporate asset are allocated to the appropriate cash generating unit at cost. If there is an indication that a corporate asset may be impaired, then the recoverable amount is determined for the cash-generating unit to which the corporate asset belongs.

In Southern Africa, the coal value chain starts with feedstock mined in Secunda and Sasolburg and continues along the integrated processes of the operating business units, ultimately resulting in fuels and chemicals-based product lines. Similarly, the gas value chain starts with the feedstock obtained in Mozambique and continues along the conversion processes in Secunda and Sasolburg, ultimately resulting in fuels and chemicals-based product lines.

The groups of assets which support the different product lines, including corporate asset allocations, are considered to be separate cash-generating units.

In the US, the ethylene value chain results in various chemicals-based product lines, sold into active markets. The assets which support the different chemicals-based product lines, including corporate asset allocations, are considered to be separate cash-generating units.

In Europe, the identification of separate cash-generating units is based on the various product streams that have the ability to be sold into active markets by the European business units.

Certain products are sometimes produced incidentally from the main conversion processes and can be sold into active markets. When this is the case, the assets that are directly attributable to the production of these products, are classified as separate cash-generating units. The cost of conversion of these products is compared against the revenue when assessing the asset for impairment.

Exploration assets are tested for impairment when development of the property commences or whenever facts and circumstances indicate impairment. An impairment loss is recognised for the amount by which the exploration assets carrying amount exceeds their recoverable amount.

Disposal group held for sale

A non-current asset or disposal group (a business grouping of assets and their related liabilities) is designated as held for sale when its carrying amount will be recovered principally through a sale transaction rather than through continuing use. The classification as held for sale of a non-current asset or disposal group occurs when it is available for immediate sale in its present condition and the sale is highly probable. A sale is considered highly probable if management is committed to a plan to sell the non-current asset or disposal group, an active divestiture programme has been initiated, the non-current asset or disposal group is marketed at a price reasonable to its fair value and the disposal will be completed within one year from classification.

Where a disposal group held for sale will result in the loss of control or joint control of a subsidiary or joint operation, respectively, all the assets and liabilities of that subsidiary or joint operation are classified as held for sale, regardless of whether a non-controlling interest in the former subsidiary or an ongoing interest in the joint operation is to be retained after the sale.

Where a disposal group held for sale will result in the loss of joint control of a joint venture or significant influence of an associate, the full investment is classified as held for sale. Equity accounting ceases from the date the joint venture or associate is classified as held for sale.

Before classification of a non-current asset or disposal group as held for sale, it is reviewed for impairment. The impairment loss charged to the income statement is the excess of the carrying amount of the non-current asset over its expected fair value less costs to sell.

No depreciation or amortisation is provided on non-current assets from the date they are classified as held for sale.

Income tax charge

The income tax charge is determined based on net income before tax for the year and includes deferred tax and dividend withholding tax.

The current tax charge is the tax payable on the taxable income for the financial year applying enacted or substantively enacted tax rates and includes any adjustments to tax payable in respect of prior years.

Deferred tax is provided for using the liability method, on all temporary differences between the carrying amount of assets and liabilities for accounting purposes and the amounts used for tax purposes and on any tax losses. No deferred tax is provided on temporary differences relating to:

•	the initial recognition of goodwill;

•	the initial recognition (other than in a business combination) of an asset or liability to the extent that neither accounting nor taxable profit is affected on acquisition; and

•

investments in subsidiaries, associates and interests in joint arrangements to the extent that the temporary difference will probably not reverse in the foreseeable future and the control of the reversal of the temporary difference lies with the parent, investor, joint venturer or joint operator.

The provision for deferred tax is calculated using enacted or substantively enacted tax rates at the reporting date that are expected to apply when the asset is realised or liability settled.

Deferred tax assets and liabilities are offset when the related income taxes are levied by the same taxation authority, there is a legally enforceable right to offset and there is an intention to settle the balances on a net basis.

Treasury shares

When Sasol Limited’s shares are repurchased by a subsidiary, the amount of consideration paid, including directly attributable costs, is recognised as a deduction from shareholders’ equity. Repurchased shares are classified as treasury shares and are disclosed as a deduction from total equity. Where such shares are subsequently reissued, any consideration received is included in the statement of changes in equity.

Long-term debt

Debt, which constitutes a financial liability, includes short-term and long-term debt. Debt is initially recognised at fair value, net of transaction costs incurred and is subsequently stated at amortised cost. Debt is classified as short-term unless the borrowing entity has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

Debt is derecognised when the obligation in the contract is discharged, cancelled or has expired. Premiums or discounts arising from the difference between the fair value of debt raised and the amount repayable at maturity date are charged to the income statement as finance expenses based on the effective interest rate method. A debt modification gain or loss is recognised immediately when a debt measured at amortised cost has been modified.

Property, Plant and Equipment

Property, plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses. Land is not depreciated.

When plant and equipment comprises major components with different useful lives, these components are accounted for as separate items.

Depreciation of mineral assets on producing oil and gas properties is based on the units-of-production method calculated using estimated proved developed reserves.

Life-of-mine coal assets are depreciated using the units-of-production method and is based on proved and probable reserves assigned to that specific mine (accessible reserves) or complex which benefits from the utilisation of those assets. Other coal mining assets are depreciated on the straight-line method over their estimated useful lives.

Depreciation of property acquisition costs, capitalised as part of mineral assets in property, plant and equipment, is based on the units-of-production method calculated using estimated proved reserves.

Property, plant and equipment, other than mineral assets, is depreciated to its estimated residual value on a straight-line basis over its expected useful life.

Assets under construction

Assets under construction

Assets under construction are non-current assets, which includes land and expenditure capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment, intangible assets and exploration assets. The cost of self-constructed assets includes expenditure on materials, direct labour and an allocated proportion of project overheads. Cost also includes the estimated costs of dismantling and removing the assets and site rehabilitation costs to the extent that they relate to the construction of the asset as well as gains or losses on qualifying cash flow hedges attributable to that asset. When regular major inspections are a condition of continuing to operate an item of property, plant and equipment, and plant shutdown costs will be incurred, an estimate of these shutdown costs are included in the carrying value of the asset at initial recognition. Land acquired, as well as costs capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment are classified as part of assets under construction.

Finance expenses in respect of specific and general borrowings are capitalised against qualifying assets as part of assets under construction. Where funds are borrowed specifically for the purpose of acquiring or constructing a qualifying asset, the amount of finance expenses eligible for capitalisation on that asset is the actual finance expenses incurred on the borrowing during the period less any investment income on the temporary investment of those borrowings.

Where funds are made available from general borrowings and used for the purpose of acquiring or constructing qualifying assets, the amount of finance expenses eligible for capitalisation is determined by applying a capitalisation rate to the expenditures on these assets. The capitalisation rate of 5,5% is calculated as the weighted average of the interest rates applicable to the borrowings of the group that are outstanding during the period, including borrowings made specifically for the purpose of obtaining qualifying assets once the specific qualifying asset is ready for its intended use. The amount of finance expenses capitalised will not exceed the amount of borrowing costs incurred.

Assets under construction - exploration assets, oil and gas, coal mining

Exploration assets

Exploration assets comprise capitalised expenditure relating to the exploration for and evaluation of mineral resources (coal, oil and gas). Mineral assets comprise capitalised expenditure relating to producing coal, oil and gas properties, including development costs and previously capitalised exploration assets.

Oil and gas

The successful efforts method is used to account for natural oil and gas exploration, evaluation and development activities.

Property and licence acquisition costs as well as development cost, including expenditure incurred to drill and equip development wells on proved properties, are capitalised as part of assets under construction and transferred to mineral assets in property, plant and equipment when the assets begin producing.

On completion of an exploratory well or exploratory-type stratigraphic test well, the entity will be able to determine if there are oil or gas resources. The classification of resources as proved reserves depends on whether development of the property is economically feasible and recoverable in the future, under existing economic and operating conditions, and if any major capital expenditure to develop the property as a result of sufficient quantities of additional proved reserves being identified is justifiable, approved and recoverable.

The cost of exploratory wells, through which potential proved reserves may be or have been discovered and the associated exploration costs are capitalised as exploration and evaluation assets in assets under construction. These costs remain capitalised pending the evaluation of results and the determination of whether there are proved reserves.

The following conditions must be met for these exploration costs to remain capitalised:

•	Sufficient progress is being made in assessing the oil and gas resources, including assessing the economic and operating viability with regards to developing the property.

•

It has been determined that sufficient oil and gas resources or reserves exist which are economically viable based on a range of technical and commercial considerations to justify the capital expenditure required for the completion of the well as a producing well, either individually or in conjunction with other wells.

Progress in this regard is reassessed at each reporting date and is subject to technical, commercial and management review to ensure sufficient justification for the continued capitalisation of such qualifying exploration and evaluation expenditure as an exploration and evaluation asset as part of assets under construction. If both of the above conditions are not met or if information is obtained that raise substantial doubt about the economic or operating viability, the costs are charged to the income statement.

Exploratory wells and exploratory-type stratigraphic test wells can remain suspended on the statement of financial position for several years while additional activity including studies, appraisal, drilling and/or seismic work on the potential oil and gas field is performed or while the optimum development plans and timing are established in the absence of impairment indicators.

Coal mining

Coal mining exploration and evaluation expenditure is charged to the income statement until completion of a final feasibility study supporting proved and probable coal reserves. Expenditure incurred subsequent to proved and probable coal reserves being identified is capitalised as exploration assets in assets under construction.

Expenditure on producing mines or development properties is capitalised when excavation or drilling is incurred to extend reserves or further delineate existing proved and probable coal reserves. All development expenditure incurred after the commencement of production is capitalised to the extent that it gives rise to probable future economic benefits.

A unit is considered to be produced once it has been removed from underground and taken to the surface, passed the bunker and has been transported by conveyor over the scale of the shaft head. The calculation is based on proved and probable reserves assigned to that specific mine (accessible reserves) or complex which benefits from the utilisation of those assets. Inaccessible reserves are excluded from the calculation.

Equity accounted investments

The financial results of associates and joint ventures are included in the group’s results according to the equity method from acquisition date until the disposal date. Under the equity method, investments in associates and joint ventures are recognised initially at cost. Subsequent to the acquisition date, the group’s share of profits or losses of associates and joint ventures is charged to the income statement as equity accounted earnings and its share of movements in equity reserves is recognised as other comprehensive income or equity as appropriate. A joint venture is a joint arrangement in which the parties have joint control with rights to the net assets of the arrangement. An associate is an entity, other than a subsidiary, joint venture or joint operation, in which the group has significant influence, but no control or joint control, over financial and operating policies. Associates and joint ventures whose financial year-ends are within three months of 30 June are included in the consolidated financial statements using their most recently audited financial results. Adjustments are made to the associates’ and joint ventures financial results for material transactions and events in the intervening period.

Subsidiaries

Control is obtained when Sasol is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through our power over the subsidiary.

The financial results of all entities that have a functional currency different from the presentation currency of their parent entity are translated into the presentation currency. Income and expenditure transactions of foreign operations are translated at the average rate of exchange for the year except for significant individual transactions which are translated at the exchange rate ruling at that date. All assets and liabilities, including fair value adjustments and goodwill arising on acquisition, are translated at the rate of exchange ruling at the reporting date. Differences arising on translation are recognised as other comprehensive income and are included in the foreign currency translation reserve.

Inventories

Inventories are stated at the lower of cost and net realisable value. Cost includes expenditure incurred in acquiring, manufacturing and transporting the inventory to its present location. Manufacturing costs include an allocated portion of production overheads which are directly attributable to the cost of manufacturing such inventory. The allocation is determined based on the greater of normal production capacity and actual production. The costs attributable to any inefficiencies in the production process are charged to the income statement as incurred.

By-products are incidental to the manufacturing processes, are usually produced as a consequence of the main product stream, and are immaterial to the group. Revenue from sale of by-products is offset against the cost of the main products.

Cost is determined as follows:

Crude oil and other raw materials	First-in-first-out valuation method (FIFO)

Process, maintenance and other materials	Weighted average purchase price

Work-in-progress	Manufacturing costs incurred

Manufactured products including consignment inventory	Manufacturing costs according to FIFO

Trade and other receivables

IFRS 9 applicable in 2019:

Trade and other receivables are recognised initially at transaction price and subsequently stated at amortised cost using the effective interest rate method, less impairment losses. A simplified expected credit loss model is applied for recognition and measurement of impairments in trade receivables, where expected lifetime credit losses are recognised from initial recognition, with changes in loss allowances recognised in profit and loss. The group did not use a provisional matrix. Trade and other receivables are written off where there is no reasonable expectation of recovering amounts due. The trade receivables do not contain a significant financing component.

IAS 39 applicable in 2018:

Trade and other receivables are recognised initially at fair value and subsequently stated at amortised cost using the effective interest rate method, less impairment losses.

Trade and other payables

Trade and other payables are initially recognised at fair value and subsequently stated at amortised cost. Capital project related payables are excluded from working capital, as the nature and risks of these payables are not considered to be aligned to operational trade payables.

Cash and cash equivalents

Cash and cash equivalents comprises cash on hand, cash restricted for use, bank overdraft, demand deposits and other short-term highly liquid investments with a maturity period of three months or less at date of purchase. Cash and cash equivalents are stated at carrying amount which is deemed to be fair value. Bank overdrafts are offset against cash and cash equivalents in the statement of cash flows.

Cash restricted for use comprises cash and cash equivalents which are not available for general use by the group, including amounts held in escrow, trust or other separate bank accounts.

Provisions

Long-term provisions are determined by discounting the expected future cash flows using a pre-tax discount rate to their present value. The increase in discounted long-term provisions as a result of the passage of time is recognised as a finance expense in the income statement.

Estimated long-term environmental provisions, comprising pollution control, rehabilitation and mine closure, are based on the group’s environmental policy taking into account current technological, environmental and regulatory requirements. The provision for rehabilitation is recognised as and when the environmental liability arises. To the extent that the obligations relate to the construction of an asset, they are capitalised as part of the cost of those assets. The effect of subsequent changes to assumptions in estimating an obligation for which the provision was recognised as part of the cost of the asset is adjusted against the asset. Any subsequent changes to an obligation which did not relate to the initial construction of a related asset are charged to the income statement. The estimated present value of future decommissioning costs, taking into account current environmental and regulatory requirements, is capitalised as part of property, plant and equipment, to the extent that they relate to the construction of the asset, and the related provisions are raised. These estimates are reviewed at least annually.

Deferred tax is recognised on the temporary differences in relation to both the asset to which the obligation relates to and rehabilitation provision.

Termination benefits are recognised as a liability at the earlier of the date of recognition of restructuring costs or when the group is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. In the case of an offer to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits that are expected to be wholly settled more than 12 months after the end of the reporting period are discounted to their present value.

Post-retirement benefit obligations

The group operates or contributes to defined contribution pension plans and defined benefit pension plans for its employees in certain of the countries in which it operates. These plans are generally funded through payments to trustee-administered funds as determined by annual actuarial calculations.

Defined contribution pension plans are plans under which the group pays fixed contributions into a separate legal entity and has no legal or constructive obligation to pay further amounts. Contributions to defined contribution pension plans are charged to the income statement as an employee expense in the period in which the related services are rendered by the employee.

The group’s net obligation in respect of defined benefit pension plans is actuarially calculated separately for each plan by deducting the fair value of plan assets from the gross obligation for post-retirement benefits. The gross obligation is determined by estimating the future benefit attributable to members in return for services rendered to date.

This future benefit is discounted to determine its present value, using discount rates based on government bonds for South African obligations, and corporate bonds in Europe and the US, that have maturity dates approximating the terms of the group’s obligations and which are denominated in the currency in which the benefits are expected to be paid. Independent actuaries perform this calculation annually using the projected unit credit method.

Defined contribution members employed before 2009 have an option to purchase a defined benefit pension with their member share. This option gives rise to actuarial risk, and as such, these members are accounted for as part of the defined benefit fund and are disclosed as such.

Past service costs are charged to the income statement at the earlier of the following dates:

•	when the plan amendment or curtailment occurs; and

•	when the group recognises related restructuring costs or termination benefits.

Actuarial gains and losses arising from experience adjustments and changes to actuarial assumptions, the return on plan assets (excluding amounts included in net interest on the defined benefit liability/(asset)) and any changes in the effect of the asset ceiling (excluding amounts included in net interest on the defined benefit liability/(asset)) are remeasurements that are recognised in other comprehensive income in the period in which they arise.

Where the plan assets exceed the gross obligation, the asset recognised is limited to the lower of the surplus in the defined benefit plan and the asset ceiling, determined using a discount rate based on government bonds.

Surpluses and deficits in the various plans are not offset.

The entitlement to healthcare benefits is usually based on the employee remaining in service up to retirement age and the completion of a minimum service period. The expected costs of these benefits are accrued on a systematic basis over the expected remaining period of employment, using the accounting methodology described in respect of defined benefit pension plans above. Independent actuaries perform the calculation of this obligation annually.

Share-based payment transactions

The cash-settled schemes allow certain senior employees the right to participate in the performance of the Sasol Limited share price, in return for services rendered, through the payment of cash incentives which are based on the market price of the Sasol Limited share. All the rights have vested with a liability recognised at fair value, at each reporting date, in the statement of financial position until the date of settlement.

To the extent that an entity grants shares or share options in a BEE transaction and the fair value of the cash and other assets received is less than the fair value of the shares or share options granted, such difference is charged to the income statement in the period in which the transaction becomes effective. Where the BEE transaction includes service conditions the difference will be charged to the income statement over the period of these service conditions. Trickle dividends paid to participants during the transaction term are taken into account in measuring the fair value of the award. As the funds to pay the trickle dividend are leaving the Company, a corresponding share of earnings will be allocated to the non controlling shareholders. There was one trickle dividend paid during the current year.

The equity-settled schemes allow certain employees the right to receive ordinary shares in Sasol Limited after a prescribed period. Such equity-settled share-based payments are measured at fair value at the date of the grant. The fair value determined at the grant date of the equity-settled share-based payments is charged as employee costs, with a corresponding increase in equity, on a straight-line basis over the period that the employees become unconditionally entitled to the shares, based on management’s estimate of the shares that will vest and adjusted for the effect of non-market-based vesting conditions. These equity-settled share-based payments are not subsequently revalued.